Shareholder Report	11 Months Ended	12 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust II
Entity Central Index Key		0001518042
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000228894
Shareholder Report [Line Items]
Fund Name		The Future Fund Active ETF
Annual or Semi-Annual Statement [Text Block]		Annual
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-877-466-7090
Additional Information Website		https://futurefundetf.com/fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Active ETF	$100	1.00%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		1.00%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (8/23/2021)
The Future Fund Active ETF - NAV	33.51%	-3.09%
The Future Fund Active ETF - Market Price	33.31%	-3.12%
Russell 3000® Total Return Index	27.58%	6.30%
S&P 500® Index	28.19%	7.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Material Change Date		May 31, 2024
AssetsNet	$ 11,463,798	$ 11,463,798
Holdings Count | Holding	35	35
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$11,463,798 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$0 Portfolio Turnover78%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2024.
C000233373
Shareholder Report [Line Items]
Fund Name	The Future Fund Long/Short ETF
Annual or Semi-Annual Statement [Text Block]	Annual
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund/the-future-fund-long-short-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (6/20/2023)
The Future Fund Long Short ETF - NAV	15.25%
The Future Fund Long Short ETF - Market Price	15.05%
S&P 500® Index	21.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Material Change Date	May 31, 2024
AssetsNet	$ 22,584,788	$ 22,584,788
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,584,788 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$0 Portfolio Turnover88%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	138.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2024.